STOCKHOLDERS' EQUITY (Details) (USD $)			1 Months Ended					1 Months Ended					3 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Placement Agent1 [Member]	Dec. 31, 2011 Placement Agent1 [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2011 Placement Agent1 [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Placement Agent2 [Member]	Dec. 31, 2011 Placement Agent2 [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2011 Placement Agent2 [Member] Fair Value, Inputs, Level 2 [Member]		Jun. 30, 2011 Investor Warrants [Member]	Jun. 30, 2011 Investor Warrants [Member] Fair Value, Inputs, Level 3 [Member]		Jun. 30, 2011 Investor Warrants [Member] Fair Value, Inputs, Level 2 [Member]
Indexed shares		788,520					788,520					5,256,800
Exercise price		$ 1.6					$ 1.25					$ 1.6
Significant assumptions:
Stock price	$ 5.00		$ 0.906	[1]				$ 0.906	[1]				$ 0.906	[1]
Remaining term			6 years	[2]				6 years	[2]				6 years	[2]
Risk free rate					1.12%	[3]				1.12%	[3]				2.49%	[3]
Expected volatility			54.21%	[4]				54.21%	[4]				53.55%	[4]

[1]	Stock price- The Company's common stock was not publicly traded at the time the Warrants were issued. Therefore, the stock price was determined implicitly from an iterative process in order for the combined fair value of the common stock and the warrants to equal the amount of proceeds received in the Private Placement, based upon the assumption that the Private Placement was the result of an arm's length transaction.
[2]	Remaining term- The Company does not have a history to develop the expected term for its warrants. Accordingly, the Company expected that the Initial Exercise Date to occur within one year from the date of issuance plus the contractual term in the calculations.
[3]	Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the warrants.
[4]	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the warrants using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities' share prices in calculating the expected volatility appropriate to the Company.